Expense Example - American Century ETF Trust - Avantis All International Markets Equity ETF Series - Avantis All International Markets Equity ETF Class	Jan. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	175
Expense Example, with Redemption, 10 Years	$ 394